Note 16 - Income Taxes - Significant Components of Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement Line Items [Line Items]
Deferred tax asset	$ 21,550	$ 17,864	$ 12,114
Unrecognized deferred tax asset	(21,550)	(17,864)	(12,114)
Net deferred tax assets	0	0	0
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax asset	20,768	16,968	10,971
Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Deferred tax asset	50	50	50
Temporary differences, share issuance costs [member]
Statement Line Items [Line Items]
Deferred tax asset	$ 732	$ 846	$ 1,093